SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of concentrations of credit risk

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Percentage of the Company’s accounts receivable
Customer A	95.33%	70.98%
Customer B	–	17.32%
Customer C	–	11.70%
Customer D	–	–
Customer E	–	–
	95.33%	100.00%